Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 7,427
Leases	1,522	[1]
Total debt and other financial obligations	8,949	[2]
Interest payments on debt	2,645	[3]
Pension plans and other benefits	1,426	[4]
Acquisition of property, plant and equipment	196	[5]
Purchases of raw materials, fuel and energy	2,349	[6]
Total contractual obligations	15,565
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	68
Leases	303	[1]
Total debt and other financial obligations	371	[2]
Interest payments on debt	283	[3]
Pension plans and other benefits	155	[4]
Acquisition of property, plant and equipment	126	[5]
Purchases of raw materials, fuel and energy	503	[6]
Total contractual obligations	1,438
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	583
Leases	424	[1]
Total debt and other financial obligations	1,007	[2]
Interest payments on debt	709	[3]
Pension plans and other benefits	139	[4]
Acquisition of property, plant and equipment	70	[5]
Purchases of raw materials, fuel and energy	526	[6]
Total contractual obligations	2,451
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,023
Leases	238	[1]
Total debt and other financial obligations	2,261	[2]
Interest payments on debt	639	[3]
Pension plans and other benefits	140	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	366	[6]
Total contractual obligations	3,406
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	4,753
Leases	557	[1]
Total debt and other financial obligations	5,310	[2]
Interest payments on debt	1,014	[3]
Pension plans and other benefits	992	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	954	[6]
Total contractual obligations	$ 8,270

[1]	Represent nominal cash flows. As of December 31, 2021, the NPV of future payments under such leases was $1,222, of which, $531 refers to payments from 1 to 3 years and $293 refers to payments from 3 to 5 years.
[2]	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.
[3]	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2021.
[4]	Represents estimated annual payments under these benefits for the next 10 years (note 20), including the estimate of new retirees during such future years.
[5]	Refers mainly to the expansion of a cement-production line in the Philippines.
[6]	Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel.